UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

SEMI-ANNUAL REPORT

APRIL 30, 2022

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund files its complete schedule of portfolio holdings with the SEC (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-343-2029; and (ii) on the Commission’s website at http://www.sec.gov.

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 49.5%

	Accelerated Assets, Series 2018-1, Class B
$ 530,796	4.510%, 12/02/33 (A)	$521,524

	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (A)	5,147,646

	Affirm Asset Securitization Trust, Series 2021-A, Class D
750,000	3.490%, 08/15/25 (A)	730,204

	AGL CLO, Series 2020-3A, Class D
2,100,000	4.344%, ICE LIBOR USD 3 Month + 3.300%, 01/15/33 (A)	2,088,647

	AGL CLO, Series 2021-1A, Class DR
1,000,000	4.113%, ICE LIBOR USD 3 Month + 3.050%, 10/20/34 (A)	988,373

	AGL CLO, Series 2021-7A, Class ER
2,345,000	7.394%, ICE LIBOR USD 3 Month + 6.350%, 07/15/34 (A)	2,241,016

	AIG CLO, Series 2021-2A, Class E
2,500,000	7.563%, ICE LIBOR USD 3 Month + 6.500%, 07/20/34 (A)	2,320,805

	AIG CLO, Series 2021-1A, Class ER
1,000,000	7.663%, ICE LIBOR USD 3 Month + 6.600%, 04/20/32 (A)	982,676

	AIMCO CLO Series, Series 2021-AA, Class DR
665,000	4.213%, ICE LIBOR USD 3 Month + 3.150%, 04/20/34 (A)	656,207

	Allegro CLO VI, Series 2018-2A, Class D
250,000	3.794%, ICE LIBOR USD 3 Month + 2.750%, 01/17/31 (A)	239,285

	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	4,652,682

	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	3,936,978

	Anchorage Capital CLO, Series 2017-1A, Class CR
250,000	4.221%, ICE LIBOR USD 3 Month + 3.200%, 10/13/30 (A)	247,435

	Atrium XV, Series 15A, Class D
845,000	4.184%, ICE LIBOR USD 3 Month + 3.000%, 01/23/31 (A)	827,765

	Avis Budget Rental Car Funding AESOP, Series 2021-1A, Class D
5,000,000	3.710%, 08/20/27 (A)	4,545,897

	Ballyrock CLO, Series 2018-1A, Class C
250,000	4.213%, ICE LIBOR USD 3 Month + 3.150%, 04/20/31 (A)	239,393

	Barings CLO, Series 2018-2A, Class C
620,000	3.744%, ICE LIBOR USD 3 Month + 2.700%, 04/15/30 (A)	614,465

	Battalion CLO XVI, Series 2021-16A, Class ER
830,000	7.663%, ICE LIBOR USD 3 Month + 6.600%, 12/19/32 (A)	798,708

	Bayview Opportunity Master Fund IVA Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A)(B)	1,284,407

	BB-UBS Trust, Series TFT, Class C
2,000,000	3.678%, 06/05/30 (A)(B)	1,760,035

The accompanying notes are an intergral part of the financial statements.

1

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 49.5% (continued)

	BPR Trust, Series NRD, Class F
$ 2,545,000	7.392%, TSFR1M + 6.870%, 12/15/23 (A)	$2,484,164

	Business Jet Securities, Series 2019-1, Class A
1,548,502	4.212%, 07/15/34 (A)	1,549,863

	Business Jet Securities, Series 2021-1A, Class C
853,351	5.067%, 04/15/36 (A)	799,719

	CAL Funding IV, Series 2020-1A, Class B
891,379	3.500%, 09/25/45 (A)	837,620

	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A
309,842	3.474%, 01/15/46 (A)	280,404

	Castlelake Aircraft Structured Trust, Series 2021-1R, Class B
534,934	3.924%, 08/15/41 (A)	437,203

	CIFC Funding, Series 2017-5A, Class C
500,000	3.894%, ICE LIBOR USD 3 Month + 2.850%, 11/16/30 (A)	493,342

	CIFC Funding, Series 2018-1A, Class D
365,000	3.694%, ICE LIBOR USD 3 Month + 2.650%, 04/18/31 (A)	355,241

	CIG Auto Receivables Trust, Series 2021-1A, Class E
2,550,000	4.450%, 05/12/28 (A)	2,415,647

	CLI Funding VI, Series 2020-3A, Class B
860,125	3.300%, 10/18/45 (A)	803,212

	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	3.389%, SOFR30A + 3.100%, 10/25/41 (A)	683,875

	Corevest American Finance Trust, Series 2020-2, Class D
1,211,000	4.762%, 05/15/52 (A)(B)	1,119,757

	CoreVest American Finance Trust, Series 2017-1, Class D
1,050,899	4.358%, 10/15/49 (A)	1,049,380

	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.489%, 03/15/52 (A)(B)	555,873

	Diamond Resorts Owner Trust, Series 2018-1, Class C
525,048	4.530%, 01/21/31 (A)	524,739

	Dryden Senior Loan Fund, Series 2018-45A, Class ER
575,000	6.894%, ICE LIBOR USD 3 Month + 5.850%, 10/15/30 (A)	548,680

	Elmwood CLO VIII, Series 2021-1A, Class D
715,000	4.063%, ICE LIBOR USD 3 Month + 3.000%, 01/20/34 (A)	700,817

	Elmwood CLO XI, Series 2021-4A, Class E
1,250,000	7.063%, ICE LIBOR USD 3 Month + 6.000%, 10/20/34 (A)	1,192,632

	Extended Stay America Trust, Series ESH, Class F
496,942	4.255%, ICE LIBOR USD 1 Month + 3.700%, 07/15/38 (A)	486,995

	Falcon Aerospace, Series 2017-1, Class A
674,486	4.581%, 02/15/42 (A)	652,910

The accompanying notes are an intergral part of the financial statements.

2

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 49.5% (continued)

	First Investors Auto Owner Trust, Series 2019-2A, Class E
$ 2,620,000	3.880%, 01/15/26 (A)	$2,607,156

	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (A)	624,197

	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (A)	2,250,080

	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (A)	2,198,867

	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	6.330%, ICE LIBOR USD 3 Month + 5.850%, 11/22/31 (A)	382,050

	Gilbert Park CLO, Series 2017-1A, Class D
707,000	3.994%, ICE LIBOR USD 3 Month + 2.950%, 10/15/30 (A)	696,507

	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E
2,550,000	4.430%, 10/16/28 (A)	2,394,298

	Goldentree Loan Management US CLO, Series 2017-2A, Class D
250,000	3.713%, ICE LIBOR USD 3 Month + 2.650%, 11/28/30 (A)	247,012

	Greenwood Park CLO, Series 2018-1A, Class D
285,000	3.544%, ICE LIBOR USD 3 Month + 2.500%, 04/15/31 (A)	275,315

	Harbor Park CLO, Series 2018-1A, Class D
400,000	3.963%, ICE LIBOR USD 3 Month + 2.900%, 01/20/31 (A)	394,189

	Hilton Grand Vacations Trust, Series 2018-AA, Class C
175,145	4.000%, 02/25/32 (A)	172,557

	Home Partners of America Trust, Series 2021-1, Class F
635,990	3.325%, 09/17/41 (A)	523,513

	Home Partners of America Trust, Series 2021-2, Class F
2,521,471	3.799%, 12/17/26 (A)	2,196,727

	JPMorgan Chase Bank, Series 2021-1, Class F
1,000,000	4.280%, 09/25/28 (A)	954,112

	JPMorgan Chase Bank, Series 2021-2, Class F
1,200,000	4.393%, 12/26/28 (A)	1,140,412

	Kestrel Aircraft Funding, Series 2018-1A, Class A
2,235,144	4.250%, 12/15/38 (A)	2,058,390

	KKR CLO, Series 2018-23, Class F
840,000	8.913%, ICE LIBOR USD 3 Month + 7.850%, 10/20/31 (A)	730,880

	KKR CLO, Series 2019-24, Class E
860,000	7.443%, ICE LIBOR USD 3 Month + 6.380%, 04/20/32 (A)	833,344

	Lehman XS Trust, Series 2006-2N, Class 1A1
544,127	1.188%, ICE LIBOR USD 1 Month + 0.520%, 02/25/46	481,533

	Madison Park Funding XLVI, Series 2021-46A, Class ER
2,140,000	7.294%, ICE LIBOR USD 3 Month + 6.250%, 10/15/34 (A)	2,082,203

The accompanying notes are an intergral part of the financial statements.

3

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 49.5% (continued)

	Magnetite XXIX, Series 2021-29A, Class E
$ 850,000	6.794%, ICE LIBOR USD 3 Month + 5.750%, 01/15/34 (A)	$826,904

	MAPS, Series 2018-1A, Class B
1,076,808	5.193%, 05/15/43 (A)	920,459

	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C
4,000,000	4.210%, 03/20/26 (A)	3,905,847

	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class C
2,500,000	5.200%, 09/21/26 (A)	2,376,833

	Morgan Stanley Bank of America Merrill Lynch Trust, Series C11, Class B
3,330,000	4.496%, 08/15/46 (B)	2,447,743

	Morgan Stanley Capital I Trust, Series C4, Class D
714,610	5.426%, 03/15/45 (A)(B)	676,707

	Oaktree CLO, Series 2019-4A, Class E
265,000	8.293%, ICE LIBOR USD 3 Month + 7.230%, 10/20/32 (A)	259,038

	OCP CLO, Series 2018-15A, Class D
645,000	6.913%, ICE LIBOR USD 3 Month + 5.850%, 07/20/31 (A)	626,352

	OCP CLO, Series 2021-17A, Class ER
1,000,000	7.563%, ICE LIBOR USD 3 Month + 6.500%, 07/20/32 (A)	970,969

	Octagon Investment Partners, Series 2018-3A, Class E
280,000	6.813%, ICE LIBOR USD 3 Month + 5.750%, 10/20/30 (A)	264,753

	OHA Credit Funding, Series 2021-8A, Class D
1,880,000	3.894%, ICE LIBOR USD 3 Month + 2.850%, 01/18/34 (A)	1,861,617

	OHA Credit Funding, Series 2021-3A, Class ER
2,415,000	7.313%, ICE LIBOR USD 3 Month + 6.250%, 07/02/35 (A)	2,329,811

	OHA Credit Funding, Series 2021-4A, Class ER
2,355,000	7.536%, ICE LIBOR USD 3 Month + 6.400%, 10/22/36 (A)	2,273,319

	OHA Credit Funding, Series 2021-2A, Class ER
445,000	7.458%, ICE LIBOR USD 3 Month + 6.360%, 04/21/34 (A)	433,155

	OHA Credit Partners XVI, Series 2021-16A, Class D
2,185,000	3.894%, ICE LIBOR USD 3 Month + 2.850%, 10/18/34 (A)	2,121,307

	OneMain Financial Issuance Trust, Series 2015-3A, Class C
858,934	5.820%, 11/20/28 (A)	860,440

	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,741,028

	OneMain Financial Issuance Trust, Series 2020-1A, Class C
2,565,000	5.810%, 05/14/32 (A)	2,592,597

	Orange Lake Timeshare Trust, Series 2019-A, Class D
1,121,735	4.930%, 04/09/38 (A)	1,068,402

	Palmer Square CLO, Series 2021-1A, Class CR
1,000,000	3.445%, ICE LIBOR USD 3 Month + 3.050%, 11/14/34 (A)	988,252

The accompanying notes are an intergral part of the financial statements.

4

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 49.5% (continued)

	Palmer Square CLO, Series 2021-1A, Class CR4
$ 1,740,000	3.330%, ICE LIBOR USD 3 Month + 2.850%, 05/21/34 (A)	$1,699,862

	Palmer Square CLO, Series 2021-4A, Class E
1,875,000	7.094%, ICE LIBOR USD 3 Month + 6.050%, 10/15/34 (A)	1,789,292

	Pikes Peak CLO, Series 2018-1A, Class D
510,000	4.334%, ICE LIBOR USD 3 Month + 3.150%, 07/24/31 (A)	495,524

	Pikes Peak CLO, Series 2021-4A, Class ER
1,990,000	7.654%, ICE LIBOR USD 3 Month + 6.610%, 07/15/34 (A)	1,905,640

	Prestige Auto Receivables Trust, Series 2019-1A, Class E
1,415,000	3.900%, 05/15/26 (A)	1,403,674

	Prestige Auto Receivables Trust, Series 2020-1A, Class E
2,740,000	3.670%, 02/15/28 (A)	2,691,119

	Progress Residential Trust, Series 2020-SFR3, Class F
645,000	2.796%, 10/17/27 (A)	574,537

	Progress Residential Trust, Series 2021-SFR2, Class F
2,450,000	3.395%, 04/19/38 (A)	2,185,079

	Progress Residential Trust, Series 2021-SFR4, Class F
2,175,000	3.407%, 05/17/38 (A)	1,976,436

	Progress Residential Trust, Series 2021-SFR3, Class F
905,000	3.436%, 05/17/26 (A)	803,666

	Progress Residential Trust, Series 2021-SFR1, Class F
360,000	2.757%, 04/17/38 (A)	322,204

	PRPM, Series 2020-4, Class A2
1,290,000	3.436%, 10/25/25 (A)	1,246,785

	PRPM, Series 2021-1, Class A2
1,055,000	3.720%, 01/25/26 (A)(B)	992,050

	PRPM, Series 2021-2, Class A2
980,000	3.770%, 03/25/26 (A)(B)	926,042

	PRPM, Series 2021-4, Class A2
555,000	3.474%, 04/25/26 (A)	516,457

	Rockford Tower CLO, Series 2017-3A, Class D
250,000	3.713%, ICE LIBOR USD 3 Month + 2.650%, 10/20/30 (A)	246,118

	Rockland Park CLO, Series 2021-1A, Class E
2,450,000	7.313%, ICE LIBOR USD 3 Month + 6.250%, 04/20/34 (A)	2,385,565

	RR, Series 2018-3A, Class CR2
250,000	3.544%, ICE LIBOR USD 3 Month + 2.500%, 01/15/30 (A)	239,195

	Santander Bank - SBCLN, Series 2021-1A, Class E
700,000	6.171%, 12/15/31 (A)	663,167

	SCF Equipment Leasing, Series 2021-1A, Class E
755,000	3.560%, 08/20/32 (A)	715,172

The accompanying notes are an intergral part of the financial statements.

5

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 49.5% (continued)

	Sierra Timeshare, Series 2020-2A, Class D
$ 428,605	6.590%, 07/20/37 (A)	$426,302

	Sierra Timeshare, Series 2021-1A, Class D
807,809	3.170%, 11/20/37 (A)	768,515

	S-Jets, Series 2017-1, Class A
1,032,475	3.967%, 08/15/42 (A)	915,112

	S-Jets, Series 2017-1, Class B
785,122	5.682%, 08/15/42 (A)	594,849

	Textainer Marine Containers VII, Series 2021-1A, Class B
632,065	2.520%, 02/20/46 (A)	574,510

	Thayer Park CLO, Series 2021-1A, Class DR
650,000	7.313%, ICE LIBOR USD 3 Month + 6.250%, 04/20/34 (A)	630,401

	THL Credit Wind River, Series 2018-3A, Class D
280,000	4.013%, ICE LIBOR USD 3 Month + 2.950%, 01/20/31 (A)	273,438

	Trestles CLO II, Series 2018-2A, Class D
415,000	6.934%, ICE LIBOR USD 3 Month + 5.750%, 07/25/31 (A)	399,088

	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (A)	149,831

	VOLT XCIV, Series 2021-NPL3, Class A2
1,630,000	4.949%, 02/27/51 (A)	1,562,814

	VOLT XCVI, Series 2021-NPL5, Class A2
640,000	4.826%, 03/27/51 (A)	609,837

	Welk Resorts, Series 2019-AA, Class D
338,261	4.030%, 06/15/38 (A)	334,306

	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,125,416	4.750%, 09/15/43 (A)	1,942,561

	Willis Engine Structured Trust V, Series 2020-A, Class A
1,091,680	3.228%, 03/15/45 (A)	967,699

	Total Asset-Backed Securities (Cost $144,898,917)	139,511,943

Commercial Mortgage-Backed Obligations — 19.5%

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
976,121	4.054%, ICE LIBOR USD 1 Month + 3.500%, 11/15/31 (A)	789,682

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,376,855	5.054%, ICE LIBOR USD 1 Month + 4.500%, 11/15/31 (A)	1,836,596

	Citigroup Commercial Mortgage Trust, Series GC21, Class D
2,555,000	5.109%, 05/10/47 (A)(B)	2,375,551

The accompanying notes are an intergral part of the financial statements.

6

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 19.5% (continued)

	COMM Mortgage Trust, Series 2012-LC4, Class C
$ 17,000	5.456%, 12/10/44 (B)	$16,818

	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.456%, 12/10/44 (A)(B)	1,114,162

	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.930%, 10/15/45 (A)(B)	783,900

	COMM Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.959%, 08/15/45 (A)(B)	894,294

	CSMC OA, Series 2014-USA, Class C
895,000	4.336%, 09/15/37 (A)	803,063

	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	4,398,265

	CSMC Trust, Series 2021-RPL1, Class A2
1,850,000	3.937%, 09/27/60 (A)	1,758,955

	GS Mortgage Securities Trust, Series GC13, Class C
610,000	4.200%, 07/10/46 (A)(B)	562,852

	GS Mortgage Securities Trust, Series GC5, Class C
100,000	5.302%, 08/10/44 (A)(B)	88,531

	GS Mortgage Securities Trust, Series GC20, Class C
2,625,000	5.161%, 04/10/47 (B)	2,424,314

	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (A)	3,076,945

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
486,824	5.906%, 06/15/43 (A)(B)	353,386

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
288,630	5.924%, 08/15/46 (A)(B)	286,581

	JPMorgan Chase Commercial Mortgage Securities Trust, Series LC11, Class C
945,000	3.958%, 04/15/46 (B)	899,648

	JPMorgan Chase Commercial Mortgage Securities Trust, Series C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,398,838

	JPMorgan Chase Commercial Mortgage Securities Trust, Series C8, Class D
1,885,000	4.973%, 10/15/45 (A)(B)	1,875,815

	JPMorgan Chase Commercial Mortgage Securities Trust, Series C5, Class E
940,000	4.000%, 08/15/46 (A)(B)	841,300

	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
1,172,376	6.000%, 09/25/34	1,167,360

	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2
520,000	3.500%, 04/25/61 (A)	481,189

The accompanying notes are an intergral part of the financial statements.

7

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 19.5% (continued)

	Lehman Mortgage Trust, Series 2007-9, Class 1A1
$ 287,257	6.000%, 10/25/37	$334,267

	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.385%, 06/15/44 (A)(B)	2,344,977

	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A)(B)	1,931,871

	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
124,445	5.500%, 11/25/35	122,397

	MSBAM Commercial Mortgage Securities Trust, Series CKSV, Class C
830,000	4.424%, 10/15/30 (A)(B)	747,248

	MSBAM Commercial Mortgage Securities Trust, Series CKSV, Class D
400,000	4.424%, 10/15/30 (A)(B)	227,119

	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.704%, 03/11/31 (A)(B)	1,864,046

	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	4.955%, ICE LIBOR USD 1 Month + 4.400%, 11/15/27 (A)(C) (D) (E)	311,533

	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	4.249%, ICE LIBOR USD 1 Month + 3.694%, 11/15/27 (A)(C) (D) (E)	300,878

	Starwood Retail Property Trust, Series STAR, Class A
375,160	2.025%, ICE LIBOR USD 1 Month + 1.470%, 11/15/27 (A)	263,091

	Towd Point Mortgage Trust, Series 2017-5, Class M2
640,000	2.168%, ICE LIBOR USD 1 Month + 1.500%, 02/25/57 (A)	638,985

	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	1,024,278

	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	453,508

	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A)(B)	846,014

	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (A)	1,986,637

	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.442%, 12/15/51 (B)	1,672,216

	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
866,000	5.059%, 05/10/63 (A)(B)	25,980

	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.220%, 06/15/49 (B)	2,531,838

	Wells Fargo Commercial Mortgage Trust, Series LC16, Class C
1,485,000	4.458%, 08/15/50	923,526

The accompanying notes are an intergral part of the financial statements.

8

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 19.5% (continued)

	Wells Fargo Commercial Mortgage Trust, Series C36, Class C
$ 500,000	4.310%, 11/15/59 (B)	$413,315

	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
2,620,639	5.415%, 03/15/44 (A)(B)	1,139,978

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class B
360,000	4.722%, 06/15/45 (B)	355,646

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
3,985,000	4.787%, 06/15/45 (A)(B)	398,500

	WFRBS Commercial Mortgage Trust, Series C10, Class C
2,130,000	4.493%, 12/15/45 (B)	1,950,515

	WFRBS Commercial Mortgage Trust, Series C24, Class C
255,000	4.290%, 11/15/47 (B)	222,813

	WFRBS Commercial Mortgage Trust, Series C7, Class C
100,000	4.787%, 06/15/45 (B)	77,500

	WFRBS Commercial Mortgage Trust, Series C4, Class D
722,000	5.026%, 06/15/44 (A)(B)	667,417

	WFRBS Commercial Mortgage Trust, Series C7, Class D
1,483,000	4.787%, 06/15/45 (A)(B)	637,690

	WFRBS Commercial Mortgage Trust, Series C4, Class E
1,680,000	5.026%, 06/15/44 (A)(B)	1,306,136

	Total Commercial Mortgage-Backed Obligations (Cost $65,274,446)	54,947,964

Residential Mortgage-Backed Obligations — 10.4%

	Alternative Loan Trust, Series 2004-J3, Class 1A1
308,452	5.500%, 04/25/34	297,692

	Alternative Loan Trust, Series 2004-J10, Class 2CB1
715,648	6.000%, 09/25/34	706,434

	Alternative Loan Trust, Series 2004-28CB, Class 5A1
144,557	5.750%, 01/25/35	140,705

	Alternative Loan Trust, Series 2005-J1, Class 2A1
60,309	5.500%, 02/25/25	59,350

	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
409,347	5.500%, 10/25/33	401,990

	Banc of America Funding Trust, Series 2005-7, Class 3A1
524,020	5.750%, 11/25/35	534,272

	Banc of America Funding Trust, Series 2007-4, Class 5A1
94,100	5.500%, 11/25/34	89,237

The accompanying notes are an intergral part of the financial statements.

9

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 10.4% (continued)

	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
$ 240,752	2.606%, 08/25/34 (B)	$240,609

	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
630,621	2.648%, 08/25/35 (B)	557,730

	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
215,860	2.165%, 09/25/34 (A)(B)	223,476

	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
328,974	2.480%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 11/25/35 (A)	318,966

	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	950,027

	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
185,368	5.500%, 08/25/34	179,955

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
1,348,631	6.160%, 12/25/33	1,314,150

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
227,934	1.018%, ICE LIBOR USD 1 Month + 0.350%, 06/25/34	213,637

	FHLMC STACR REMIC Trust, Series 2020-DNA6, Class B1
2,000,000	3.289%, SOFR30A + 3.000%, 12/25/50 (A)	1,855,065

	FHLMC STACR REMIC Trust, Series 2020-DNA4, Class B1
1,500,000	6.668%, ICE LIBOR USD 1 Month + 6.000%, 08/25/50 (A)	1,578,786

	FHLMC STACR REMIC Trust, Series 2020-DNA3, Class B1
937,728	5.768%, ICE LIBOR USD 1 Month + 5.100%, 06/25/50 (A)	975,706

	FHLMC STACR REMIC Trust, Series 2021-DNA3, Class B1
2,000,000	3.789%, SOFR30A + 3.500%, 10/25/33 (A)	1,888,141

	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,972,728	5.302%, 08/10/44 (A)(B)	2,163,137

	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
26,484	2.250%, 07/25/35 (B)	26,689

	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
815,045	2.955%, 10/25/34 (B)	787,116

	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
1,096,730	2.938%, 08/25/35 (B)	972,472

	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
2,758,558	1.088%, ICE LIBOR USD 1 Month + 0.420%, 02/25/46	2,188,787

	Lehman XS Trust, Series 2006-12N, Class A2A1
21	0.968%, ICE LIBOR USD 1 Month + 0.300%, 08/25/46 (C) (D) (E)	21

The accompanying notes are an intergral part of the financial statements.

10

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 10.4% (continued)

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
$ 1,080,832	2.691%, 03/25/35 (B)	$1,054,252

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
1,764,285	2.583%, 03/25/35 (B)	1,657,255

	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
396,269	2.592%, 04/25/36 (B)	378,931

	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
281,884	5.250%, 11/25/33	276,699

	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
2,368,767	5.500%, 03/25/34	2,185,402

	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
255,692	5.500%, 06/25/34	248,809

	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
341,940	6.000%, 06/25/34	338,905

	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
764,740	6.000%, 09/25/34	751,251

	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	631,400

	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,792,666	3.609%, 03/25/35 (B)	1,058,224

	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
3,168,171	0.978%, ICE LIBOR USD 1 Month + 0.310%, 07/25/35	2,206,553

	Total Residential Mortgage-Backed Obligations (Cost $32,789,861)	29,451,831

Other Investment — 0.2%

	ECAF I BLOCKER LTD
900	0.000%, 03/15/40 (C)(E)(F)	615,870

	Total Other Investment (Cost $9,000,000)	615,870

	Total Investments — 79.6% (Cost $251,963,224)	224,527,608
	Other Assets and Liabilities, net — 20.4%	57,413,293

	Net Assets — 100.0%	$281,940,901

The accompanying notes are an intergral part of the financial statements.

11

Portfolio of Investments — as of April 30, 2022 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2022 was $189,003,162, representing 67.0% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Securities considered illiquid. The total value of such securities as of April 30, 2022 was $612,432 and represented 0.2% of Net Assets.
(E)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2022, was $1,228,302 and represented 0.4% of net assets.

(F)	No interest rate available.

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ltd. — Limited

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$139,511,943	$—	$139,511,943
Commercial Mortgage-Backed Obligations	—	54,335,553	612,411	54,947,964
Residential Mortgage-Backed Obligations	—	29,451,810	21	29,451,831
Other Investment	—	—	615,870	615,870

Total Investments in Securities	$—	$223,299,306	$1,228,302	$224,527,608

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2022, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an intergral part of the financial statements.

12

Statement of Assets and Liabilities (Unaudited)

April 30, 2022

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS

Investments at cost	$251,963,224

Investments at value	$224,527,608

Cash	56,702,515

Interest receivable	712,188

Receivable for securities sold	55,434

Receivable from Investment Adviser	16,329

Prepaid expenses	18,174

TOTAL ASSETS	282,032,248

LIABILITIES

Administration fees payable	25,048

Payable for securities purchased	12,610

Trustees’ fees payable	6,744

Chief Compliance Officer fees payable	2,590

Other accounts payable and accrued expenses	44,355

TOTAL LIABILITIES	91,347

NET ASSETS	$281,940,901

NET ASSETS CONSIST OF:

Paid-in capital	$306,156,344

Total distributable loss	(24,215,443)

NET ASSETS	$281,940,901

Institutional Class:

Net assets	$281,940,901

Outstanding shares of beneficial interest (unlimited authorization - no par value)	28,322,901

Net asset value, offering and redemption price per share	$9.95

The accompanying notes are an integral part of the financial statements.

13

Statement of Operations (Unaudited)

For the six-months ended April 30, 2022

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME

Interest	$4,944,668

Total Income	4,944,668

Expenses

Administration fees	150,370

Trustees’ fees	14,426

Chief Compliance Officer fees	4,030

Pricing fees	47,637

Transfer agent fees	39,368

Audit fees	28,216

Legal fees	19,878

Registration fees	16,273

Custodian fees	6,730

Shareholder reporting fees	6,263

Other expenses	10,919

Total expenses	344,110

Less:

Investment Advisory fees Waiver	(93,521)

Net Expenses	250,589

Net investment income	4,694,079

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

Net realized loss on investments	(142,427)

Net change in unrealized depreciation on investments	(11,104,838)

Net realized and unrealized loss on investments	(11,247,265)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,553,186)

The accompanying notes are an integral part of the financial statements.

14

Statements of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

	Six-Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM OPERATIONS:

Net investment income	$4,694,079	$12,949,434

Net realized gain/(loss) on investments	(142,427)	955,890

Net change in unrealized appreciation/(depreciation) on investments	(11,104,838)	9,410,530

Net increase/(decrease) in net assets resulting from operations	(6,553,186)	23,315,854

DISTRIBUTIONS:	(8,345,213)	(13,142,717)

CAPITAL SHARE TRANSACTIONS:(1)

Issued	94,800,000	–

Reinvestment of distributions	8,345,213	13,142,716

Redeemed	(61,108,109)	(4,288,747)

Net increase in net assets from capital share transactions	42,037,104	8,853,969

Net increase in net assets	27,138,705	19,027,106

NET ASSETS:

Beginning of the period	254,802,196	235,775,090

End of the period	$281,940,901	$254,802,196

(1) For share transactions, see Note 6 in Notes to Financial Statements.

Amounts designated as “–“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

15

Financial Highlights

For a share outstanding throughout the years or period

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain/(loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Return of capital

04/30/22@	$10.55	$0.19	$(0.45)	$(0.26)	$(0.24)	$(0.10)	$–

10/31/21	10.12	0.55	0.44	0.99	(0.47)	(0.09)	–

10/31/20	11.03	0.54	(0.87)	(0.33)	(0.56)	(0.02)	–

10/31/19	10.89	0.57	0.13	0.70	(0.56)	—	–

10/31/18	11.51	0.61	(0.15)	0.46	(0.83)	(0.23)	(0.02)

10/31/17	11.23	0.64	0.32	0.96	(0.55)	(0.13)	–

(a)	Per share net investment income has been calculated using the average shares outstanding during the year.
(b)

Returns shown do not reflect the deduction of taxes that a shareholder would pay on a Fund distributions or the redemption of Fund shares. Has certain expenses not been waived/reimbursed during the year, if applicable total returns would have been lower.

@	For the six-months ended April 30, 2022 (Unaudited).

Amounts designated as “-“ are $0 or have been rounded to $0.

16

Total distributions	Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Ratio of expenses to average net assets (%)	Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly) (%)	Ratio of net investment income to average net assets (%)	Portfolio turnover rate (%)

$(0.34)	$9.95	(2.55)	$281,941	0.20	0.27	3.75	6

(0.56)	10.55	10.01	254,802	0.20	0.26	5.28	42

(0.58)	10.12	(3.00)	235,775	0.20	0.26	5.20	32

(0.56)	11.03	6.62	310,258	0.20	0.20	5.23	19

(1.08)	10.89	4.29	425,815	0.18	0.18	5.55	53

(0.68)	11.51	8.88	452,928	0.17	0.17	5.65	32

The accompanying notes are an integral part of the financial statements.

17

Notes to Financial Statements (Unaudited)

April 30, 2022

Loomis Sayles Full Discretion Institutional Securitized Fund

1.   Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is non-diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.   Significant Accounting Policies. The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

a.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b.  Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NAS-DAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not

18

Notes to Financial Statements (Unaudited)

April 30, 2022

Loomis Sayles Full Discretion Institutional Securitized Fund

available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

19

Notes to Financial Statements (Unaudited)

April 30, 2022

Loomis Sayles Full Discretion Institutional Securitized Fund

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

c.  Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

d.  Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

20

Notes to Financial Statements (Unaudited)

April 30, 2022

Loomis Sayles Full Discretion Institutional Securitized Fund

e.  Expenses. Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

f.  Dividends and Distributions to Shareholders. The Fund declares its dividends monthly and distributes its net investment income, if any, at least monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

g.  Illiquid Securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3.   Transactions with Affiliates. Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.   Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For six-months ended April 30, 2022, the Fund paid $150,370 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Asset Manager Solutions, Inc. (“DST”) serves as transfer agent for the Fund under the transfer agency agreement with the Trust.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be

21

Notes to Financial Statements (Unaudited)

April 30, 2022

Loomis Sayles Full Discretion Institutional Securitized Fund

purchased or sold by the Fund. Prior to July 31, 2021, MUFG Union Bank, N.A. acted as the Fund’s custodian.

5.   Investment Advisory Agreement. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser (the “Adviser”) to the Fund. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2022.

6.   Capital Shares.

	Six-Months Ended April 30, 2022 (unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS:
Issued	9,322,458	—
Reinvestment of distributions	810,422	1,266,108
Redeemed	(5,951,253)	(417,945)

Net share transactions	4,181,627	848,163

7.   Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the six-months ended April 30, 2022, were as follows:

	U.S. Government	Other
Purchases	$–	$13,367,514
Sales	$27,531	$25,545,072

8.   Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from

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Loomis Sayles Full Discretion Institutional Securitized Fund

distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of premium amortization, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, and collateralized loan obligation basis adjustments.

The tax character of dividends and distributions for the Fund declared during the year ended October 31, 2021 and the year ended October 31, 2020, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total

2021	$12,089,351	$1,053,366	$–	$13,142,717

2020	14,163,253	422,390	–	14,585,643

As of October 31, 2021, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,418,323
Undistributed Long-Term Capital Gain	1,028,758
Net Unrealized Depreciation	(10,816,497)
Other Temporary Differences	(947,628)

Total Accumulated Losses	$(9,317,044)

Other temporary differences primarily consist of book/tax differences on both collateralized loan obligations and amortization on premium bonds which are temporary adjustments for Federal income tax purposes in the current year.

For Federal income tax purposes, the cost of securities owned at October 31, 2021, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, which are temporary adjustments for Federal income tax purposes in the current year. The Funds had no capital loss carryforwards at October 31, 2021.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2022, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$251,963,224	$3,675,303	$(31,110,919)	$(27,435,616)

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Loomis Sayles Full Discretion Institutional Securitized Fund

9.   Risks.

Economic Risks of Global Health Events. Global health events and pandemics, such as COVID-19, have the ability to affect quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Interest Rate Risk.   As with most funds that invest in fixed-income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed-income securities (especially those with longer maturities and durations) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

A related risk is basis risk, which is the risk that a change in prevailing interest rates will change the price of a company’s interest-bearing liabilities disproportionately to the price of interest-bearing assets. This would have the effect of increasing liabilities and decreasing assets, resulting in a loss to such company. To the extent the Fund invests in securities or instruments issued by such an impacted company, the value of such investments could be negatively impacted and result in a deadline in the value of the Fund’s portfolio.

Credit Risk.  The credit rating or financial condition of an issuer may affect the value of a fixed-income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

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Loomis Sayles Full Discretion Institutional Securitized Fund

Concentration Risk.  Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

Inflation/Deflation Risk.  The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Rating Agencies Risk.   Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

High Yield Bond Risk.  High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Some may even be in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately.

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Generally, the lower rated the security, as determined by rating agencies, the more vulnerable the security is to nonpayment.  Securities rated below “B” are often dependent upon favorable financial and business conditions to meet their financial obligations, or may lack the capacity to make payments regardless of financial and business conditions. Default becomes more likely over the long or short term the lower rated the security.

Mortgage-Backed and Asset-Backed Securities Risk.  The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. The value of mortgage-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. Rising interest rates tend to extend the maturities of mortgage-backed securities, causing the securities to exhibit additional volatility and their value to decrease more significantly. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in residential mortgage-backed securities that represent interests in pools of adjustable rate mortgages (“ARMs”), including payment option ARMs. Payment option ARMs give the borrower the option to pay less than the interest only amount, resulting in an increase in the principal balance of a loan as interest owed is added to the principal (known as “negative amortization payments”). While such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument and make the instrument more affordable to the borrower in the short term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

The Fund may invest a substantial amount of its assets in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.   Asset-backed securities

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are subject to risks similar to those associated with mortgage-backed securities, including extension and prepayment risks, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities, such as credit card receivables, may not have the benefit of an underlying physical asset or security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to the market’s perception of the credit worthiness of the issuers. Mortgage-backed and asset-backed securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or will default on payments. Such a risk is generally higher in the case of mortgage-backed securities that include so-called ‘sub-prime’ or “Alt-A” loans, which are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. There is also a risk that the value of the underlying asset (e.g., a home) securing an obligation may not be sufficient to cover the amount of the obligation. Residential mortgage-backed securities in which the Fund may invest may have a loan to value ratio which exceeds 100%, meaning that the mortgage amount is greater than the appraised value of the underlying property. Certain commercial mortgage-backed securities may be backed by pools of mortgages of properties that have special purposes, which may be difficult to sell or liquidate.

Credit Crisis Liquidity Risk.   Certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions (acquisition of a company using a substantial amount of debt and loans), mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became very illiquid in the latter half of 2007. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack

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of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions, and the above factors, may make valuation uncertain and/or result in sudden and significant valuation declines.

Collateralized Loan Obligations (“CLOs”) Risk.  CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described above. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.

Structured Notes Risk.   Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.

A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund

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invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.

U.S. Government Securities Risk.   The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, the Government National Mortgage Association (“Ginnie Mae”) pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Agency Securities Risk.  Certain obligations issued by U.S. government-sponsored agencies are backed solely by that agency’s own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

Foreign Security Risk.  Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would

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Loomis Sayles Full Discretion Institutional Securitized Fund

reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Portfolio Turnover Risk.  The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax more frequently on capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

Non-Diversification Risk.  Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.

State-Specific Risk.  While the Fund does not expect to invest in single state pools of mortgages, underlying properties of mortgages of certain states may represent a significant percentage of the underlying mortgages in which the Fund invests as a whole. When the Fund invests in this manner, it is subject to the risk that the economy of the states in which it invests, and the value of properties within the states, may decline. Investing significantly in securities whose values are economically tied to a single state means that the Fund is more exposed to negative political or economic events affecting that state than a fund that invests more widely. Certain states have experienced significant declines in property values in recent years.

It is anticipated that the Fund will invest more than 25% of its assets in mortgage-backed securities with underlying properties in California. Investing in such a manner subjects the Fund to economic conditions and government policies within California. As a result, the Fund may be more susceptible to factors that adversely affect the California property, housing and mortgage markets than a mutual fund that does not have as great a concentration in California.

LIBOR Replacement Risk.  The elimination of the London Inter-Bank Offered Rate (“LI-BOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021.

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On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future of LIBOR and the nature of any replacement rate. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

10. Other. At April 30, 2022, 76% of Institutional Class total shares outstanding were held by three shareholders of record owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general in-demnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events. The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 to April 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

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Loomis Sayles Full Discretion Institutional Securitized Fund (concluded)

Institutional Class	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period*
Actual	$1,000.00	$974.50	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00

* Expenses are equal to the Fund’s annualized expense ratio, 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

33

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o DST Asset Manager Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022